Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	0 Months Ended	12 Months Ended
	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2011 Class A Common Shares [Member]	Dec. 31, 2010 Class A Common Shares [Member]	Dec. 31, 2009 Class A Common Shares [Member]
Dividends on common shares, per share	$ 0.1875	$ 0.485	$ 0.6875	$ 0.45	$ 0.775